Schedule of Investments PIMCO Municipal Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.1% ¤
MUNICIPAL BONDS & NOTES 178.5%
ALABAMA 7.7%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$15,000	$15,153
6.500% due 10/01/2053	750	805
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,282	1,113
5.250% due 05/01/2044	1,575	1,330

		18,401

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	18

ARIZONA 4.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	532
5.000% due 01/01/2043	550	325
5.500% due 01/01/2054	1,500	859
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,100	1,065
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	922
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,095
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	1,968
5.000% due 07/01/2049	1,700	1,728

		10,494

ARKANSAS 1.4%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	2,849
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	500	452

		3,301

CALIFORNIA 5.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,111
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,128
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	1,643
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,054
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	220
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,486
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	1,798
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,880	2,043
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	516

		12,999

COLORADO 7.4%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	8,654
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,041
4.000% due 08/01/2049	2,000	1,604
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	715	388

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	923
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2029	1,000	1,052
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	925
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,153
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	570
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	407

		17,717

CONNECTICUT 0.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,144

DELAWARE 2.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,166
7.120% due 07/01/2037	870	800

		4,966

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/29/2036	1,625	1,661
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,052

		2,713

FLORIDA 7.2%
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,650	1,279
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	895
4.000% due 07/01/2046	1,000	882
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,190
Orlando Utilities Commission, Florida Revenue Bonds, Series 2008 2.450% due 10/01/2033	5,500	5,500
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	903
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,500	1,170
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,044
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,149
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,172

		17,184

GEORGIA 5.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,600	848
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	1,652
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	1,956
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	8,450

		12,906

HAWAII 0.6%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,358

ILLINOIS 18.5%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	2,798
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,042
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055 (a)	2,330	2,292
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,757
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,406

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,742
5.500% due 01/01/2034	2,300	2,309
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,073
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	945	463
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,000	899
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	1,864
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	9,715
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	6,500	1,991
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	2,445	392
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	799
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	453
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (c)	1,000	480
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,500	3,749

		44,224

INDIANA 1.5%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	949
Indiana Finance Authority Revenue Bonds, Series 2022 5.000% due 01/01/2052	1,750	1,791
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	871

		3,611

IOWA 2.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,530	2,203
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	2,614	2,716

		4,919

KANSAS 1.2%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	695	132
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	3,085	2,809

		2,941

LOUISIANA 5.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	2,786
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	4,000	3,544
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	3,718
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	644
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,336

		12,028

MAINE 1.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,013
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,722

		2,735

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	417

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	944

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,129
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	974
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	2,500	2,609

		7,656

MICHIGAN 5.2%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,405	1,550
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	1,000	898
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	1,200	1,264
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	2,983
4.000% due 12/01/2048	2,000	1,737
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (c)	13,400	1,028
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	2,328	2,329
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	72	77
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	623

		12,489

MINNESOTA 0.8%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	500	479
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,307

		1,786

MISSOURI 1.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,540
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2039	600	541

		3,081

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,200	3,756
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	989

		4,745

NEW JERSEY 10.9%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	2,983	2,745
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,480
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	2,027
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,016
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	848
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	1,982
5.250% due 06/15/2043	1,000	1,011
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,140
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,555
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	248
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,037
5.000% due 06/01/2046	6,000	5,531
5.250% due 06/01/2046	1,500	1,471

		26,091

NEW YORK 18.6%
Battery Park City Authority, New York Revenue Bonds, Series 2019 2.570% due 11/01/2038	2,500	2,500

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	4,000	3,527
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	1,972
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	2,867	1,574
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	906
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	780
5.000% due 04/01/2045	2,300	2,353
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,039
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	10,378
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,176
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	897
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,334
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,158
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	3,000	2,780
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	1,500	1,302
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	401
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047	2,000	1,780
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	575	496
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	1,500	1,372
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047 «	2,750	2,418
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,322

		44,465

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	850	480

OHIO 6.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	888
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	36,500	3,896
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	1,956
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,945
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,030
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,313
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,000	887

		15,915

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	582

OREGON 1.9%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,099
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,257
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2047	875	667
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (c)	2,310	608

		4,631

PENNSYLVANIA 5.9%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	800	468

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	1,150	885
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,710
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,750	1,560
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,112
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	4,342
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,250	1,280
5.000% due 12/01/2051	1,750	1,785
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	861

		14,003

PUERTO RICO 7.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	28,000	1,536
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,121	2,066
0.000% due 11/01/2051	2,903	1,132
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	1,490	1,277
5.750% due 07/01/2031	440	449
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	139	128
5.625% due 07/01/2027	460	470
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(b)	1,295	262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,255	1,645
0.000% due 07/01/2051 (c)	13,350	2,190
4.750% due 07/01/2053	6,485	5,555

		16,710

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,209
5.000% due 06/01/2050	1,000	993

		2,202

SOUTH CAROLINA 2.6%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,000
5.500% due 12/01/2053	1,100	1,102

		6,102

TENNESSEE 4.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	745
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	700	593
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,064
5.250% due 09/01/2024	5,000	5,067

		11,469

TEXAS 15.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	451
12.000% due 12/01/2045	1,000	871
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2042	1,075	1,079
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,557
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	2,500	2,192
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	621
0.000% due 08/15/2037 (c)	3,500	1,632
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,017
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,750	1,835
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	5,598
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	284

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

4.000% due 08/15/2035 (e)	800	752
4.000% due 08/15/2036 (e)	600	560
4.000% due 08/15/2037 (e)	900	834
4.000% due 08/15/2040 (e)	900	816
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	825	629
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,347
5.000% due 01/01/2048	1,250	1,250
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	4,000	4,202
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,057
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	504
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,548
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,290	4,458

		37,094

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	2,420	2,429

UTAH 3.0%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,241

VIRGINIA 4.8%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 2.480% due 12/01/2033	2,600	2,600
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	3,850	3,574
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	1,069
5.000% due 07/01/2034	1,500	1,393
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	2,891

		11,527

WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,155	1,592

WEST VIRGINIA 1.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,002
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	2,500	2,362

		3,364

WISCONSIN 6.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,586
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	3,000	1,845
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	394
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	788
4.000% due 07/01/2056	500	377
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (c)	10,000	2,126
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,278
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	2,000	1,792

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,064

		15,250

Total Municipal Bonds & Notes (Cost $460,624)		425,980

SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (g) 10.6%		25,307

Total Short-Term Instruments (Cost $25,307)		25,307

Total Investments in Securities (Cost $485,931)		451,287

Total Investments 189.1% (Cost $485,931)		$451,287
Auction Rate Preferred Shares (69.9)%		(166,700)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.7)%		(23,263)
Other Assets and Liabilities, net (9.5)%		(22,670)

Net Assets Applicable to Common Shareholders 100.0%		$238,654

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,421	$2,745	1.15%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,698	1,302	0.55

$5,119	$4,047	1.70%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$25,307	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(25,813)	$25,307	$25,308

Total Repurchase Agreements	$(25,813)	$25,307	$25,308

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,401	$0	$18,401
Alaska	0	18	0	18
Arizona	0	10,494	0	10,494
Arkansas	0	3,301	0	3,301
California	0	12,999	0	12,999
Colorado	0	17,717	0	17,717
Connecticut	0	2,144	0	2,144
Delaware	0	4,966	0	4,966
District of Columbia	0	2,713	0	2,713
Florida	0	17,184	0	17,184
Georgia	0	12,906	0	12,906
Hawaii	0	1,358	0	1,358
Illinois	0	44,224	0	44,224
Indiana	0	3,611	0	3,611
Iowa	0	4,919	0	4,919
Kansas	0	2,941	0	2,941
Louisiana	0	12,028	0	12,028
Maine	0	2,735	0	2,735
Maryland	0	417	0	417
Massachusetts	0	7,656	0	7,656
Michigan	0	12,489	0	12,489
Minnesota	0	1,786	0	1,786
Missouri	0	3,081	0	3,081

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Nevada	0	4,745	0	4,745
New Jersey	0	26,091	0	26,091
New York	0	42,047	2,418	44,465
North Dakota	0	480	0	480
Ohio	0	15,915	0	15,915
Oklahoma	0	582	0	582
Oregon	0	4,631	0	4,631
Pennsylvania	0	14,003	0	14,003
Puerto Rico	0	16,710	0	16,710
Rhode Island	0	2,202	0	2,202
South Carolina	0	6,102	0	6,102
Tennessee	0	11,469	0	11,469
Texas	0	37,094	0	37,094
U.S. Virgin Islands	0	2,429	0	2,429
Utah	0	7,241	0	7,241
Virginia	0	11,527	0	11,527
Washington	0	1,592	0	1,592
West Virginia	0	3,364	0	3,364
Wisconsin	0	15,250	0	15,250
Short-Term Instruments
Repurchase Agreements	0	25,307	0	25,307

Total Investments	$0	$448,869	$2,418	$451,287

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$12,000	$(9,654)	$0	$36	$36	$0	$0	$2,418	$36

Totals	$0	$12,000	$(9,654)	$0	$36	$36	$0	$0	$2,418	$36

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$2,418	Proxy Pricing	Base Price	86.612	—

Total	$2,418

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the PIMCO may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the PIMCO does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced